STOCK-BASED COMPENSATION - Plan (Details) - Vimeo Inc. shares in Thousands, $ in Thousands	2 Months Ended	3 Months Ended		10 Months Ended	12 Months Ended
	Dec. 31, 2020 USD ($) installment plan shares	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Oct. 31, 2020 shares	Dec. 31, 2020 USD ($) installment plan shares	Dec. 31, 2019 USD ($) shares
STOCK-BASED COMPENSATION
Number of active stock-based compensation plans | plan	1				1
Issuance of common stock to IAC/InterActiveCorp as reimbursement for settlement of Vimeo, Inc. stock appreciation rights (shares) | shares				265		50
Payment of withholding taxes on behalf of employees	$ 9,300	$ 4,733	$ 582		$ 10,125	$ 266
Reimbursement to IAC/InterActiveCorp for IAC common shares issued to settle Vimeo stock appreciation rights that were exercised in November and December of 2020	11,600				11,634
Unrecognized compensation cost	12,400				$ 12,400
Unrecognized compensation cost recognition period					2 years 8 months 12 days
Tax benefit recognized related to stock-based compensation					$ 0	0
Stock Appreciation Rights (SARs) [Member]
STOCK-BASED COMPENSATION
Intrinsic value of awards exercised	$ 21,000				$ 23,900	$ 600
The Plan
STOCK-BASED COMPENSATION
Shares available for grant | shares	11,100				11,100
The Plan | Stock Appreciation Rights (SARs) [Member]
STOCK-BASED COMPENSATION
Number of annual vesting installments | installment	4				4
Vesting period					4 years
The Plan | Restricted Stock Units (RSUs) [Member] | Maximum [Member]
STOCK-BASED COMPENSATION
Vesting period					4 years
The Plan | Restricted Stock Units (RSUs) [Member] | Minimum [Member]
STOCK-BASED COMPENSATION
Vesting period					1 year